ORGANIZATION AND PRINCIPAL ACTIVITIES - Transfer of Ji'nan Dealership (Details) $ in Thousands, ¥ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Write down of inventory				$ 17,826
Write-offs for advance to supplier related to Ji'nan Dealership					$ 16,840
Write-off of prepaid expenses and other current assets				$ 22,282
Ji'nan Dealership
Schedule of Equity Method Investments [Line Items]
Write down of inventory			$ 5,700
Write-offs for advance to supplier related to Ji'nan Dealership			$ 16,100
Ji'nan Dealership
Schedule of Equity Method Investments [Line Items]
Amount due to related party as a consideration for transfer of equity interest	¥ 133.8	$ 19,500